NOTE 14 - STOCKHOLDERS' EQUITY (DEFICIT) (Narrative) (Details) - USD ($)		1 Months Ended	3 Months Ended				12 Months Ended
	Nov. 24, 2017	Jan. 31, 2018	Dec. 31, 2018	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Apr. 23, 2018	Mar. 31, 2018	Jun. 30, 2017	Dec. 31, 2016
Class of Stock [Line Items]
Preferred stock authorized			10,000,000				10,000,000	10,000,000				10,000,000
Issuance of common stock								$ 7,232,000
Issuance of common stock, shares	350,000
Shares available for grant			2,500,000				2,500,000
Consuting Expense					$ 25,000	$ 15,000
Warrant Granted					54,122	194,888		14,464,000			59,548
Shares Value			$ 21,082				$ 21,082	$ 20,658
Common stock, shares issued	18,756,180		21,082,351				21,082,351	20,657,850
Common stock, shares outstanding	18,756,180		21,075,958				21,075,958	20,654,570
Common stock issued for services							$ 73,708
Common stock issued for services, shares					6,747	2,903
Legel fees	$ 175,000
Stock issuance costs	$ 1,454,610							$ 1,454,610
Gain on extinguishment of debt								64,647
Treasury stock			$ 149,459				$ 149,459	$ 148,000
Treasury stock shares			6,393				6,393	3,280
Repurchase of common stock							$ 1,459
Private Placement [Member]
Class of Stock [Line Items]
Warrant Granted								2,206,274
Shareholder [Member]
Class of Stock [Line Items]
Issuance of common stock				$ 300,000
Issuance of common stock, shares				195,000
Market value of stock repurchased							$ 0.50
Repurchase of common stock							$ 1,163
Shareholder [Member] | Private Placement [Member]
Class of Stock [Line Items]
Issuance of common stock				$ 300,000
Issuance of common stock, shares				195,000
Exercise price				$ 0.65
Shareholder [Member]
Class of Stock [Line Items]
Market value of stock repurchased							$ 0.50
Repurchase of common stock							$ 1,950
SPA [Member]
Class of Stock [Line Items]
Issuance of Common stock under Awards	16,402,742
Conversion price	$ 0.50
Shares Value	$ 11,031,371
Strike price	$ 0.65
Percentage of subsequent offering	35.00%
Board of Directors [Member]
Class of Stock [Line Items]
Common stock issued for services		$ 73,708
Common stock issued for services, shares		52,209
Employees [Member]
Class of Stock [Line Items]
Exercise price			$ 1.00				$ 1.00
Common stock issued for services			$ 72,292
Common stock issued for services, shares			72,292
2016 Equity Incentive Plan [Member]
Class of Stock [Line Items]
Issuance of Common stock under Awards							228,571
Shares available for grant										2,500,000
2016 Equity Incentive Plan [Member] | Employees and Directors [Member]
Class of Stock [Line Items]
Shares available for grant									2,242,000
Employee Stock Option [Member]
Class of Stock [Line Items]
Common stock on the date of grant, term of the stock option							not exceed 10 years
Voting rights							more than 10% of the total combined voting power of all classes of capital stock
Aggregate fair market value of our common stock not exceed							$ 100,000
Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock authorized			10,000,000				10,000,000
Preferred stock, shares issued			15,000				15,000
Conversion price			$ 0.50				$ 0.50
Conversion of Preferred stock							$ 1,000
Percentage of common stock excess			4.99%				4.99%
Percentage of purchaser			9.99%				9.99%
Series B Convertible Preferred Stock [Member] | SPA [Member]
Class of Stock [Line Items]
Preferred stock, shares issued	2,830
Exercise price	$ 1,000
Conversion of Preferred stock	$ 2,830,000
Warrant [Member]
Class of Stock [Line Items]
Common stock, shares issued	21,853,970
Common stock, shares outstanding	21,853,970
Warrant [Member] | SPA [Member]
Class of Stock [Line Items]
Issuance of common stock, shares	22,062,742
Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock authorized			15,000				15,000	15,000
Preferred stock, shares issued	2,830		2,830				2,830	2,830
Preferred stock, shares outstanding	2,830		2,830				2,830	2,830